Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 7,033	$ 7,435	$ 6,690
Deferred tax expense/(benefit)	177	(988)	387
Total taxation expense	$ 7,210	$ 6,447	$ 7,077